Employee Benefit Plans (Details) - USD ($)	2 Months Ended	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Joe's Plan
Employee Benefit Plans
Eligible service period to participate in the defined contribution plan		30 days
Maximum contribution by employees as a percentage of their salary		100.00%
Eligible working hours to qualify for profit sharing		500 hours
Cost of the plan charged to operations		$ 27,000	$ 22,000	$ 26,000
Employer matching contribution as a percentage of employee's compensation		2.00%
Employer matching contribution as a percentage of employee's contribution		33.00%
Employee's salary considered for matching employer's contribution (as a percent)			6.00%
Employer contribution under the match portion of the Plan		$ 154,000	$ 141,000	$ 132,000
Hudson Plan
Employee Benefit Plans
Eligible service period to participate in the defined contribution plan		6 months
Eligible working hours to qualify for profit sharing		1000 hours
Cost of the plan charged to operations	$ 0
Employee's salary considered for matching employer's contribution (as a percent)		3.00%
Employer contribution under the match portion of the Plan		$ 63,000
Employer matching contribution for each $1.00 of employee's contribution		$ 0.50